Trading properties (Details Narrative) - ARS ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020
Trading properties (Details)
Acquired properties real estate projects approved amount	$ 906	$ 1,039
Net book value	$ 801	$ 865